TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION
Unrecognized tax benefits	$ 16,350	¥ 106,376	$ 6,817	¥ 44,353	¥ 27,193
Unrecognized tax benefits related to tax loss carry forwards	0	0		0
Unrecognized tax benefits if recognized that would affect effective tax rate	$ 71	¥ 463		¥ 3,446